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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                  FORM 12b-25

                        Commission File Number  0-23712

                          NOTIFICATION OF LATE FILING

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
(Check One):  [_]  Form 10-K and Form 10-KSB       [_] Form 11-K    [_] Form N-SAR
              [_]  Form 10-Q and Form 10-QSB       [_] Form 20-F

              For Period Ended: ______________

     Nothing in this Form shall be construed to imply that the Commission has verified any information contained herein.

              [_]  Transition Report on Form 11-K  [_] Transition Report on Form 10-Q
              [X]  Transition Report on Form 10-K  [_] Transition Report on Form N-SAR
              [_]  Transition Report on Form 20-F
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              For Transition Period Ended: December 31, 2000
                                           ----------------------

     If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: ________________________
________________________________________________________________________________

                                    PART I

                            REGISTRANT INFORMATION

Full Name of Registrant: Asconi Corporation
                         -------------------------------------------------------

Former Name if Applicable: Grand Slam Treasures, Inc.
                           -----------------------------------------------------

Address of Principal Executive Office (Street Number): 160 International Pkwy,
                                                       -------------------------
Suite 280
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City, State and Zip Code: Heathrow, Florida  32746
                          ------------------------------------------------------

                                    PART II

                             RULE 12b-25(b) AND (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box.)


     [X]   (a)   The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense; detail effort or expense; in Part III of this form could not be eliminated

     [X]   (b)   The subject annual report semi-annual report, transition report on Form 10-K, 10-KSB, Form 20-F, 11-K or For, N-SAR or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
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     [_]   (c)   The accountant's statement or other exhibit required bt Rule
                  12b-25(c) has been attached if applicable.
                 required by Rule 12b-25(c) has been attached

                                   PART III

                                   NARRATIVE

     State below in reasonable detail the reasons why the Form 10-K and Form 10-KSB, 11-K, 20-F, Form 10-Q and Form 10-QSB, N-SAR or transition report or portion thereof could not be filed within the prescribed time period.

     The Registrant's transition report on Form 10-KSB for the interim period between July 1, 2000 and December 31, 2000 cannot be filed within the prescribed time period because Registrant is experiencing delays in the aggregation and collection of certain information required to be included in the Form 10-KSB due in part to the recent acquisition of Asconi Ltd. and the corporate restructuring which followed. The Form 10-KSB will be filed as soon as reasonably practical and in no event later than the 15th calendar day following the prescribed due date.

                                    PART IV

                               OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

          Jeffery Bahnsen          (407)           420-1000
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          (Name)                (Area Code)    (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months or for such shorter period that the registrant was required to file such report (s) been filed? If the answer is no, identify report (s):


                                               [X]   Yes   [_]    No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                               [_]   Yes   [X]    No


     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                              ASCONI CORPORATION
                              ------------------
                 (Name of Registrant as specified in charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date: September 25, 2001            By: /s/ Constantin Jitaru
                                       ----------------------------------------
                                    Name:   Constantin Jitaru
                                    Title:  President/Chief Executive Officer

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